Revenues, Anti-Tau Antibody in AD - 2012 Agreement with Genentech (Details) SFr in Thousands	1 Months Ended	3 Months Ended									12 Months Ended
	Jul. 31, 2016 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Sep. 30, 2018 CHF (SFr)	Jun. 30, 2018 CHF (SFr)	Mar. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Sep. 30, 2017 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Mar. 31, 2017 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Dec. 31, 2018 CHF (SFr) Payment Program	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Jun. 30, 2012 CHF (SFr)
Revenues [Abstract]
Recognized revenues		SFr 1,403	SFr 2,305	SFr 2,028	SFr 1,458	SFr 16,422	SFr 1,074	SFr 753	SFr 2,006		SFr 7,194	SFr 20,255	SFr 23,214
2012 Agreement with Genentech [Member]
Revenues [Abstract]
Recognized revenues											SFr 0	14,000	14,001
Anti-tau Antibody in AD [Member] | 2012 Agreement with Genentech [Member]
Revenues [Abstract]
Number of additional indications | Program											2
Period to provide notice of termination of agreement											90 days
Cumulative payments received		59,000									SFr 59,000
Milestone payment recognized										SFr 14,000
Milestone payment received	SFr 14,000					SFr 14,000					SFr 42,000			SFr 14,000
Up-front consideration received															SFr 17,000
Number of milestone payments received | Payment											3
Recognized revenues											SFr 0	SFr 14,000	SFr 14,000
Anti-tau Antibody in AD [Member] | 2012 Agreement with Genentech [Member] | Bottom of Range [Member]
Revenues [Abstract]
Total potential collaboration agreement value															SFr 400,000
Total potential collaboration agreement value remaining		SFr 368,500									SFr 368,500